Share-Based Compensation - Range of Exercise Prices (Detail) - Employee Stock Options [member] pure in Millions	Oct. 31, 2019 CAD ($) yr	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	12.8	13.1	14.3	15.4
Weighted- average exercise price	$ 57.35	$ 53.12	$ 48.17	$ 44.18
Number of shares exercisable	4.7	4.7	5.4
Weighted- average exercise price	$ 44.77	$ 40.61	$ 38.00
$32.99 - $36.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	1.2
Weighted- average remaining contractual life (years) | yr	1.7
Weighted- average exercise price	$ 36.58
Number of shares exercisable	1.2
Weighted- average exercise price	$ 36.58
$40.54 - $47.59 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	2.1
Weighted- average remaining contractual life (years) | yr	3.5
Weighted- average exercise price	$ 44.22
Number of shares exercisable	2.1
Weighted- average exercise price	$ 44.22
$52.46 - $53.15 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	3.7
Weighted- average remaining contractual life (years) | yr	5.6
Weighted- average exercise price	$ 52.88
Number of shares exercisable	1.4
Weighted- average exercise price	$ 52.46
$65.75 - $69.39 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	4.0
Weighted- average remaining contractual life (years) | yr	8.1
Weighted- average exercise price	$ 67.67
$72.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	1.8
Weighted- average remaining contractual life (years) | yr	8.0
Weighted- average exercise price	$ 72.64